SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2019	Dec. 31, 2012
Business Acquisition [Line Items]
Write-off of inventory	$ 118	$ 128	$ 226
Number of shares excluded from calculation of diluted earnings (loss) per share	400,000	137,988	559,250
Impairment loss of goodwill	$ 979
Stock-based compensation	158	$ 144	$ 258
Tax expenses (benefits) related to uncertainties in income taxes	717	245	(230)
Accrued severance pay for former Chairman of Board	581
Severance expenses	804	1,095	1,126
Advertising expense	151	$ 194	$ 219
Ownership percentage		100.00%			51.00%
Total consideration		$ 77
Cumulative effect adjustment resulting from adoption of new accounting standard	114
Remaining performance obligations	$ 27,300
Recognizing Remaining performance obligations in 2019, percentage	47.00%
Increase decrease in unbilled accounts receivables	$ 200
Unbilled accounts receivable	6,050	6,309
Increase decrease in unbilled accounts receivable billings	10,300
Increase decrease in unbilled accounts receivable exchange rate	500
Amount of recognized revenues in advance of contractual billing	10,600
Unbilled accounts receivables	6,100
Increase decrease in customer advances and deferred revenues	3,700
Customer advances and deferred revenue		10,200
Increase decrease in unearned amounts	14,300
Amount of recognized revenues from customer advances and deferred revenues	10,200
Amount of exchange rate in customer advances and deferred revenues	400
Customer advances and deferred revenues	13,900
Cumulative effect adjustment resulting from adoption of new accounting standard for sales commission	94
Cumulative effect adjustment resulting from adoption of new accounting standard for allocating contract considerations	$ 20
Subsequent Event [Member] | Minimum [Member]
Business Acquisition [Line Items]
Right-of-use leased assets and liabilities				$ 4,000
Subsequent Event [Member] | Maximum [Member]
Business Acquisition [Line Items]
Right-of-use leased assets and liabilities				$ 5,000
Cyber [Member]
Business Acquisition [Line Items]
Projected net cash flows, period	5 years
Weighted average cost of capital rate	14.00%
Long-term growth rate	2.00%
Perimeter [Member]
Business Acquisition [Line Items]
Projected net cash flows, period	5 years
Weighted average cost of capital rate	13.00%
Long-term growth rate	3.00%
Video segment [Member]
Business Acquisition [Line Items]
Projected net cash flows, period	5 years
Weighted average cost of capital rate	16.40%
Long-term growth rate	3.00%
Project segment [Member]
Business Acquisition [Line Items]
Projected net cash flows, period	5 years
Weighted average cost of capital rate	15.00%
Long-term growth rate	1.50%
Major Israeli And U.S. Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term, restricted and long-term bank deposits	$ 41,459
Other Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term, restricted and long-term bank deposits	$ 13,491
Local partner [Member]
Business Acquisition [Line Items]
Ownership percentage					49.00%
Total consideration		$ 100
Ownership percentage acquired		49.00%